Pensions and other post-retirement benefits - Summary of Mortality Assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Life expectancy at age 60 for a male currently aged 60 | United Kingdom | Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	27.4	28.0	28.5
Life expectancy at age 60 for a male currently aged 60 | US | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	25.1	25.7	25.7
Life expectancy at age 60 for a male currently aged 60 | Eurozone | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	25.1	25.0	24.9
Life expectancy at age 60 for a male currently aged 40 | United Kingdom | Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.0	30.0	31.0
Life expectancy at age 60 for a male currently aged 40 | US | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	26.8	27.5	27.5
Life expectancy at age 60 for a male currently aged 40 | Eurozone | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	27.6	27.6	27.5
Life expectancy at age 60 for a female currently aged 60 | United Kingdom | Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.8	29.5	29.5
Life expectancy at age 60 for a female currently aged 60 | US | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.4	29.3	29.2
Life expectancy at age 60 for a female currently aged 60 | Eurozone | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.0	28.9	28.8
Life expectancy at age 60 for a female currently aged 40 | United Kingdom | Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	30.5	31.9	31.9
Life expectancy at age 60 for a female currently aged 40 | US | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	30.0	31.0	30.9
Life expectancy at age 60 for a female currently aged 40 | Eurozone | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Mortality assumptions	31.4	31.3	31.2